       LEGG MASON
       -------------------------------------------------------------------------
       OPPORTUNITY TRUST

                 ---------------------------------------------------------------

                               QUARTERLY REPORT TO SHAREHOLDERS
                               September 30, 2003
                               Institutional Class

                 ---------------------------------------------------------------


                                                         [LEGG MASON FUNDS LOGO]

Contents

Quarterly Report to Shareholders

       President's Letter                                                      1

       Performance Information                                                 2

       Portfolio of Investments                                                4

 Quarterly Report to Shareholders

To Our Shareholders,

  We are pleased to provide you with the Legg Mason Opportunity Trust's quarterly report for the three months ended September 30, 2003. The following table summarizes key statistics for the Institutional Class of shares, along with several market indices, for periods ended September 30, 2003:

                                    Cumulative Total Return(A)
                                 ---------------------------------
                                                         Since
                                 3 Months   1 Year    Inception(B)
                                 --------   -------   ------------
Opportunity Trust                 +6.08%    +82.70%    +27.29%
Dow Jones Industrial Average(C)   +3.77%    +25.11%     -5.48%
S&P 500 Stock Composite
  Index(D)                        +2.65%    +24.40%    -28.12%
Value Line Index(E)               +6.54%    +30.26%    -21.86%

  Like numerous other mutual fund firms, Legg Mason has received and responded to a subpoena from the New York State Attorney General and to inquiries from the Securities and Exchange Commission regarding late trading and market timing in mutual funds. Consistent with our longstanding policy, Legg Mason will cooperate with all applicable regulatory authorities and will make no public comment on these pending matters. Nevertheless, because we are sensitive to our shareholders' interests and concerns about these issues, we have summarized the Legg Mason Funds' policies on order processing, market timing and fair value pricing. They may be viewed on our website at: http://www.leggmason.com/funds/ourfunds/fundspolicies/ann.htm.

  We report with deep sorrow the recent death of our longtime Director Richard
G. Gilmore. Dick was an exceptionally bright and talented person who made a significant contribution to the Fund.

                                          Sincerely,

                                          /s/ MARK R. FETTING

                                          Mark R. Fetting
                                          President

October 27, 2003

---------------

(A) Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

(B) The Fund's Institutional Class inception date is June 26, 2000. Index returns are for periods beginning June 30, 2000.

(C) A total return price-weighted average based on the price movements of 30 blue chip stocks, computed by reinvesting quarterly dividends on a monthly basis.

(D) An unmanaged index of widely held common stocks, generally considered representative of the U.S. stock market.

(E) Comprised of approximately 1,700 stocks, this index is a geometric average of the daily price percentage change in each stock covering both large- and small-capitalization companies.

Performance Information

Total Returns for One Year, Three Years and Life of Class, as of September 30, 2003

  Total return measures investment performance in terms of appreciation or depreciation in the Fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in this Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods.

  The Fund has two classes of shares: Primary Class and Institutional Class. Information about the Primary Class is contained in a separate report to its shareholders.

  The table below does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

  Past performance does not predict future performance.

  Total returns for the Fund as of September 30, 2003, were as follows:

Average Annual Total Return
  Institutional Class:
    One Year                   +82.70%
    Three Years                 +6.54%
    Life of Class(A)            +7.68%

Cumulative Total Return
  Institutional Class:
    One Year                   +82.70%
    Three Years                +20.93%
    Life of Class(A)           +27.29%

---------------
(A) Inception date of the Institutional Class is June 26, 2000.

 Quarterly Report to Shareholders

SELECTED PORTFOLIO PERFORMANCE(B)

 Strongest performers for the 3rd quarter 2003(C)
---------------------------------------------------
 1.  Research In Motion Limited             +76.7%
 2.  Overture Services, Inc.                +45.7%
 3.  JetBlue Airways Corporation            +45.0%
 4.  Amazon.com, Inc.                       +33.3%
 5.  Friedman, Billings, Ramsey Group,
       Inc.                                 +31.3%
 6.  Providian Financial Corporation        +27.3%
 7.  SONY Corporation - ADR                 +24.7%
 8.  AmeriCredit Corp.                      +20.5%
 9.  Davis Partners Fund I LLP              +18.9%
10.  Computer Associates International,
       Inc.                                 +17.2%

 Weakest performers for the 3rd quarter 2003(C)
---------------------------------------------------
 1.  Cincinnati Bell Inc.                   -24.0%
 2.  Level 3 Communications, Inc.           -19.1%
 3.  Janus Capital Group Inc.               -14.6%
 4.  Aon Corporation                        -12.9%
 5.  Gemstar-TV Guide International, Inc.    -5.6%
 6.  Level 3 Communications, Inc.,
       9.125%, due 5/1/08                    -5.0%
 7.  Washington Mutual, Inc.                 -3.7%
 8.  VeriSign, Inc.                          -2.4%
 9.  Republic Services, Inc.                 +0.1%
10.  Hygrove Capital Fund                    +0.3%

PORTFOLIO CHANGES

   Securities added during the 3rd quarter 2003
---------------------------------------------------
NII Holdings Inc.
XM Satellite Radio Holdings Inc.

    Securities sold during the 3rd quarter 2003
---------------------------------------------------
Apple Computer, Inc.
Beazer Homes USA, Inc.
Cummins Inc.
D.R. Horton, Inc.
Lennar Corporation
Oxford Health Plans, Inc.
Toll Brothers, Inc.

---------------

(B) Individual security performance is measured by the change in the security's price; for stocks, dividends are assumed to be reinvested at the time they were paid.
(C) Securities held for the entire quarter.

Portfolio of Investments

September 30, 2003 (Unaudited)
(Amounts in Thousands)

Legg Mason Opportunity Trust

                                                              Shares/Par                     Value
-----------------------------------------------------------------------------------------------------
Common Stock and Equity Interests -- 91.1%

Consumer Discretionary -- 18.0%
  Hotels, Restaurants and Leisure -- 0.5%
  Pinnacle Entertainment, Inc.                                    1,761                    $   12,326(A,B)
                                                                                           ----------
  Household Durables -- 1.9%
  SONY Corporation - ADR                                          1,300                        45,240
                                                                                           ----------
  Internet and Catalog Retail -- 10.1%
  Amazon.com, Inc.                                                5,000                       241,800(A,C)
                                                                                           ----------
  Media -- 5.5%
  Gemstar-TV Guide International, Inc.                            5,936                        28,075(A)
  The Interpublic Group of Companies, Inc.                        3,500                        49,420
  XM Satellite Radio Holdings Inc.                                3,600                        55,908(A)
                                                                                           ----------
                                                                                              133,403
                                                                                           ----------
Consumer Staples -- 2.4%
  Beverages -- 2.4%
  Cott Corporation                                                2,500                        58,525(A)
                                                                                           ----------
Financials -- 18.2%
  Capital Markets -- 0.6%
  Janus Capital Group Inc.                                        1,000                        13,970
                                                                                           ----------
  Consumer Finance -- 9.8%
  AmeriCredit Corp.                                              11,500                       118,450(A,B,C)
  Providian Financial Corporation                                10,000                       117,900(A,C)
                                                                                           ----------
                                                                                              236,350
                                                                                           ----------
  Diversified Financial Services -- 1.8%
  CIT Group Inc.                                                  1,500                        43,140
                                                                                           ----------
  Insurance -- 2.6%
  Aon Corporation                                                   650                        13,552
  UnumProvident Corporation                                       3,300                        48,741
                                                                                           ----------
                                                                                               62,293
                                                                                           ----------
  Real Estate -- 2.7%
  Friedman, Billings, Ramsey Group, Inc.                          3,720                        64,173
                                                                                           ----------

 Quarterly Report to Shareholders

Legg Mason Opportunity Trust -- Continued

                                                              Shares/Par                     Value
-----------------------------------------------------------------------------------------------------
Financials -- Continued
  Thrifts and Mortgage Finance -- 0.7%
  Washington Mutual, Inc.                                           450                    $   17,717(C)
                                                                                           ----------
Health Care -- 4.0%
  Health Care Providers and Services -- 4.0%
  LifePoint Hospitals, Inc.                                       1,139                        27,381(A)
  Omnicare, Inc.                                                  1,900                        68,514
                                                                                           ----------
                                                                                               95,895
                                                                                           ----------
Industrials -- 16.5%
  Airlines -- 3.0%
  JetBlue Airways Corporation                                     1,212                        73,896(A)
                                                                                           ----------
  Commercial Services and Supplies -- 4.4%
  Cendant Corporation                                             3,700                        69,153(A,C)
  Republic Services, Inc.                                         1,600                        36,228
                                                                                           ----------
                                                                                              105,381
                                                                                           ----------
  Industrial Conglomerates -- 7.6%
  Tyco International Ltd.                                         9,000                       183,870(C)
                                                                                           ----------
  Machinery -- 1.5%
  Pentair, Inc.                                                     900                        35,883
                                                                                           ----------
Information Technology -- 13.5%
  Communications Equipment -- 2.4%
  Research In Motion Limited                                      1,500                        57,300(A)
                                                                                           ----------
  Internet Software and Services -- 4.8%
  Overture Services, Inc.                                         1,800                        47,682(A)
  VeriSign, Inc.                                                  5,000                        67,350(A)
                                                                                           ----------
                                                                                              115,032
                                                                                           ----------
  IT Consulting and Services -- 4.1%
  Acxiom Corporation                                              3,000                        47,280(A)
  Unisys Corporation                                              3,900                        52,767(A)
                                                                                           ----------
                                                                                              100,047
                                                                                           ----------
  Software -- 2.2%
  Computer Associates International, Inc.                         2,000                        52,220
                                                                                           ----------

                                                              Shares/Par                     Value
-----------------------------------------------------------------------------------------------------
Limited Partnerships -- 3.6%
  Arience Capital Partners I, LP                                 50,000                    $   54,220(A,D)
  Davis Partners Fund I LLP                                       2,895                         4,289(A,D)
  Hygrove Capital Fund                                           15,000                        15,350(A,D)
  Omega Capital Partners Limited                                 10,000                        12,258(A,D)
                                                                                           ----------
                                                                                               86,117
                                                                                           ----------
Telecommunication Services -- 12.5%
  Diversified Telecommunication Services -- 11.0%
  Cincinnati Bell Inc.                                           14,944                        76,065(A,B)
  Level 3 Communications, Inc.                                   34,924                       189,288(A,B,C)
                                                                                           ----------
                                                                                              265,353
                                                                                           ----------
  Wireless Telecommunication Services -- 1.5%
  NII Holdings Inc.                                                 600                        35,814(A)
                                                                                           ----------
Utilities -- 2.4%
  Multi-Utilities and Unregulated Power -- 2.4%
  The AES Corporation                                             8,000                        59,360(A)
                                                                                           ----------
Total Common Stock and Equity Interests (Identified Cost -- $1,596,830)                     2,195,105
-----------------------------------------------------------------------------------------------------
Corporate and Other Bonds -- 5.3%

  Level 3 Communications, Inc., 9.125%, due 5/1/08             $150,000                       127,500(B)
                                                                                           ----------
Total Corporate and Other Bonds (Identified Cost -- $94,592)                                  127,500
-----------------------------------------------------------------------------------------------------
Common Stock and Equity Interests Sold Short -- (33.7)%

Financials -- (28.3)%
  Indexed Securities -- (28.3)%
  Nasdaq - 100 Index Tracking Stock                             (21,000)                     (680,820)(A)
                                                                                           ----------
Health Care -- (3.7)%
  Biotechnology -- (3.7)%
  Biotech HOLDRs Trust                                             (300)                      (38,712)(A)
  Genentech, Inc.                                                  (400)                      (32,056)(A)
  ImClone Systems Incorporated                                     (500)                      (19,360)(A)
                                                                                           ----------
                                                                                              (90,128)
                                                                                           ----------
Information Technology -- (1.7)%
  Computers and Peripherals -- (0.6)%
  Sun Microsystems, Inc.                                         (4,000)                      (13,240)(A)
                                                                                           ----------
  Semiconductor Equipment and Production -- (1.1)%
  Intel Corporation                                              (1,000)                      (27,510)(A)
                                                                                           ----------
Total Common Stock and Equity Interests Sold Short (Identified
  Cost -- $(763,908))                                                                        (811,698)
-----------------------------------------------------------------------------------------------------

 Quarterly Report to Shareholders

Legg Mason Opportunity Trust -- Continued

                                                                 Par                         Value
-----------------------------------------------------------------------------------------------------
Repurchase Agreements -- 2.3%

Goldman, Sachs & Company
  1.07%, dated 9/30/03, to be repurchased at $27,315 on
  10/1/03 (Collateral: $27,008 Fannie Mae mortgage-backed
  securities, 6%, due 11/12/32, value $28,008)                 $ 27,314                    $   27,314

State Street Bank & Trust Company
  1%, dated 9/30/03, to be repurchased at $27,315 on 10/1/03
  (Collateral: $27,935 Fannie Mae notes, 0%, due 1/7/04,
  value $27,871)                                                 27,314                        27,314
                                                                                           ----------
Total Repurchase Agreements (Identified Cost -- $54,628)                                       54,628
-----------------------------------------------------------------------------------------------------
Total Investments -- 65.0% (Identified Cost -- $982,142)                                    1,565,535
Deposits With/Receivables From Brokers for Securities Sold
  Short -- 34.7%                                                                              835,105
Other Assets Less Liabilities -- 0.3%                                                           8,004
                                                                                           ----------

NET ASSETS -- 100.0%                                                                       $2,408,644
                                                                                           ==========

NET ASSET VALUE PER SHARE:

  PRIMARY CLASS                                                                                $12.51
                                                                                           ==========
  INSTITUTIONAL CLASS                                                                          $12.56
                                                                                           ==========
-----------------------------------------------------------------------------------------------------

(A) Non-income producing.

(B) Affiliated Company -- As defined in the Investment Company Act of 1940, an "Affiliated Company" represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At September 30, 2003, the total market value of Affiliated Companies was $523,629, and the identified cost was $543,235.

(C) Pledged as collateral for securities sold short. As of September 30, 2003, the total shares and market value of pledged securities were 57,150 and $843,739, respectively.

(D) Investment in a limited partnership organized under the laws of the State of Delaware. This investment is subject to withdrawal restrictions under the partnership agreement, and is illiquid and valued at fair market value under procedures adopted by the Board of Directors.

                                                                Acquisition Date       Cost         Value
                                                                ------------------------------------------
  Arience Capital Partners I, LP                                 March 2003           $50,000      $54,220
  Davis Partners Fund I LLP                                      November 2001          2,895        4,289
  Hygrove Capital Fund                                           May 2002              15,000       15,350
  Omega Capital Partners Limited                                 June 2002             10,000       12,258

                                Investment Adviser
                                  LMM, LLC
                                  Baltimore, MD

                                Board of Directors
                                  John F. Curley, Jr., Chairman
                                  Mark R. Fetting, President
                                  Arnold L. Lehman
                                  Robin J.W. Masters
                                  Dr. Jill E. McGovern
                                  Arthur S. Mehlman
                                  Jennifer W. Murphy
                                  G. Peter O'Brien
                                  S. Ford Rowan

                                Transfer and Shareholder Servicing Agent
                                  Boston Financial Data Services
                                  Braintree, MA

                                Custodian
                                  State Street Bank & Trust Company
                                  Boston, MA

                                Counsel
                                  Kirkpatrick & Lockhart LLP
                                  Washington, DC

                                Independent Auditors
                                  Ernst & Young LLP
                                  Philadelphia, PA

    This report is not to be distributed unless preceded or accompanied by a prospectus.

                      LEGG MASON WOOD WALKER, INCORPORATED
                        MEMBER NYSE, INC. - MEMBER SIPC
                    ---------------------------------------

                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 - 539 - 0000

11/03